Condensed Financial Information of the Parent Company (Details) - Schedule of Balance Sheets - Parent Company [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 23,584	$ 3,322	¥ 3,127
Prepaid expenses and other current assets	820	115	1,245
Total current assets	24,404	3,437	4,372
Non-current assets
Investments in subsidiaries and consolidated VIEs	1,165,326	164,134	1,170,235
TOTAL ASSETS	1,189,730	167,571	1,174,607
Current liabilities
Accrued expenses and other current liabilities	2,006	283	1,752
Warrant liabilities			166
Current portion of contingent consideration – earn-out liability			4,336
Amounts due to subsidiaries	37,160	5,234	7,759
Total current liabilities	39,166	5,517	14,013
Total liabilities	39,166	5,517	14,013
Shareholders’ equity
Treasury stocks	(19,216)	(2,707)	(16,482)
Shares to be issued	30,777	4,335	33,923
Statutory reserves	44,698	6,296	39,208
Retained earnings	628,821	88,568	665,099
Accumulated other comprehensive income	17,965	2,530	18,070
Total shareholder’s equity	1,150,564	162,054	1,160,594
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,189,730	167,571	1,174,607
Class A Ordinary Shares
Shareholders’ equity
Class ordinary shares	423,623	59,666	396,880
Class B Ordinary Shares
Shareholders’ equity
Class ordinary shares	¥ 23,896	$ 3,366	¥ 23,896